Account Payables and Accrued Expenses - Recognize the contract liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Account Payables and Accrued Expenses
Year 1 after the year-end (included in current liabilities)	$ 2,088
Year 2 after the year-end (included in non-current liabilities)	61
Total contract liabilities	$ 2,149	$ 1,916